N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 01, 2026
Amendment Flag	false
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000001720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Nuveen International Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	35.74%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000078455 [Member] | C000042671 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.92%